EBP Benefit Pymts & Defined Contribution Plans (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Expected benefit payments
Employer's contributions charged to expense under defined contribution plans	$ 39	$ 27	$ 25
Other Postretirement Benefits [Member]
Expected benefit payments
2015	14
2016	15
2017	15
2018	16
2019	13
2020-2024	70
Expected total plans contribution, approximate	7
Pension Benefits [Member]
Expected benefit payments
2015	100
2016	107
2017	107
2018	110
2019	117
2020-2024	609
Expected total plans contribution, approximate	62
Nonqualified Pension Benefits - Supplemental Employee Retirement Benefits [Member]
Expected benefit payments
Expected total plans contribution, approximate	2
Tax-qualified Pension Benefits [Member]
Expected benefit payments
Expected total plans contribution, approximate	$ 60